Investments - Schedule of investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Investments [Line Items]
Marketable equity securities	$ 35.5	$ 57.7
Other investments	0.1	1.8
Total investments	35.6	59.5
Artemis Gold Inc.
Schedule Of Investments [Line Items]
Marketable equity securities	24.0	40.3
Talisker Resources Ltd.
Schedule Of Investments [Line Items]
Marketable equity securities	5.1	9.1
Other marketable securities
Schedule Of Investments [Line Items]
Marketable equity securities	$ 6.4	$ 8.3